Schedule of fixed assets (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 7,698	$ 11,207	$ 15,137	$ 14,762
Accumulated depreciation	(4,628)	(5,176)	(6,990)	(6,052)
Fixed assets, net	3,070	6,031	8,147	8,710
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	1,811	1,689	2,281	1,970
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	775	603	815	806
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	1,078	1,288	1,740	1,630
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	52	144	194	194
Building [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets		2,293	3,097	3,218
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,971	5,152	6,959	6,896
Signs [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 11	$ 38	$ 51	$ 48